Transactions with Related Parties - Bond issuance (Details)	Dec. 31, 2022 EUR (€) director	Feb. 28, 2022 director
Debt Instrument [Line Items]
Number of independent members of board serving as chief executive officer of financial advisor	1
Unsecured Euro bond, 100 million
Debt Instrument [Line Items]
Number of independent members of board serving as chief executive officer of financial advisor		1
Number of independent members of board serving as lead underwriters in the public offer		1
Unsecured Euro bond, 100 million | Safe Bulker Participations
Debt Instrument [Line Items]
Debt instrument, face amount | €	€ 100,000,000